Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000168965 | United States Treasury Bill, 4.8849, 2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168965 | United States Treasury Bill, 5.1413, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168965 | United States Treasury Bill, 5.0406, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000168965 | United States Treasury Bill, 5.1225, 2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168965 | United States Treasury Bill, 5.0236, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168965 | United States Treasury Bill, 5.0267, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168965 | United States Treasury Bill, 4.9328, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168965 | United States Treasury Bill, 5.1107, 2024-10-17
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168965 | United States Treasury Bill, 5.1385, 2024-10-10
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168965 | United States Treasury Bill, 5.0110, 2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168965 | SPXWP5490_20241014_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000168965 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000168965 | 912797KV8U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000168965 | Options
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168965 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168965 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000168967 | United States Treasury Bill, 4.8849, 2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168967 | United States Treasury Bill, 5.1413, 2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168967 | United States Treasury Bill, 5.0406, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000168967 | United States Treasury Bill, 5.1225, 2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168967 | United States Treasury Bill, 5.0236, 2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168967 | United States Treasury Bill, 5.0267, 2024-11-21
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168967 | United States Treasury Bill, 4.9328, 2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168967 | United States Treasury Bill, 5.1107, 2024-10-17
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000168967 | United States Treasury Bill, 5.1385, 2024-10-10
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168967 | United States Treasury Bill, 5.0110, 2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168967 | SPXWP5490_20241014_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000168967 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000168967 | 912797KV8U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000168967 | Options
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168967 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168967 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	89.30%